Supplement, dated September 21, 2006, to each of the following
                      Statements of Additional Information:

     Statements of Additional Information, each dated February 1, 2006, for Seligman Investment Grade Fixed Income Fund, Inc. (now known as Seligman Core Fixed Income Fund), Seligman Municipal Fund Series, Inc., Seligman Municipal
       Series Trust, Seligman New Jersey Municipal Fund, Inc. and Seligman
                       Pennsylvania Municipal Fund Series

       Statements of Additional Information, each dated March 1, 2006, for Seligman Frontier Fund, Inc. and Seligman Global Fund Series, Inc.

        Statements of Additional Information, each dated May 1, 2006, for Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman
  Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Growth Fund, Inc., Seligman High Income Fund Series, Seligman Income
and Growth Fund, Inc., Seligman LaSalle Real Estate Fund Series, Inc., Seligman
    Time Horizon/Harvester Series Inc., and Seligman Value Fund Series, Inc.

         Statement of Additional Information, dated October 3, 2005, for
                   Seligman TargetHorizon ETF Portfolios, Inc.
                           (collectively, the "Funds")

Capitalized terms used but not defined in this Supplement shall have the meanings given to such terms in each Fund's Statement of Additional Information. The following changes are effective September 21, 2006.

The information contained under the heading "Purchase, Redemption and Pricing of Shares - Purchase of Shares - Class A - Further Types of Reductions" in each Fund's Statement of Additional Information is hereby revised as follows:

The word "and" at the end of item (10) is hereby deleted.

The following information supersedes and replaces item (11):

(11) in connection with sales pursuant to a retirement plan alliance program which has a written agreement with Seligman Advisors; and

The following information is hereby added as item (12):

(12) to participants in retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in
Section 401(a), 401(k), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts", for which Charles Schwab & Co., Inc. or an affiliate acts as broker-dealer, trustee, or recordkeeper.